Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TARGET PORTFOLIO TRUST
Entity Central Index Key	0000890339
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
PGIM Quant Solutions Small-Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class A
Trading Symbol	TSVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class A	$129	1.06%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Small-cap stocks rebounded strongly after several years of lagging larger companies, as improving earnings, easing interest rate pressures, and attractive valuations renewed investor interest in the small-cap space. U.S. small-cap stocks (as measured by the Russell 2000 Index)
gained more than 34%, outpacing the large-cap Russell 1000 Index’s nearly 19%
gain
. Among small-cap stocks, the Russell 2000 Value Index
surged by over 40%, significantly outpacing the Russell 2000 Growth Index’s gain of more than 28%.
■
The Fund’s
emphasis
on attractively valued companies with solid business prospects drove outperformance, as the Fund outpaced the Russell
2000 Value Index in seven of the 11 sectors.
■
The most substantial positive contributions came from
stock
selection across multiple industries in the financials, industrials, and real estate sectors, as well as an underweight to homebuilders within the consumer discretionary sector.
■
The
most
significant detractors came from information technology and health care. Underweights to select AI-related semiconductor and software companies weighed on results as AI infrastructure spending continued to support strong performance, while an underweight to biotechnology detracted amid broad industry strength.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	35.01%	9.21%	9.11%
Class A without sales charges	42.87%	10.46%	9.73%
S&P 500 Index*	19.56%	12.86%	15.08%
Russell 2000 Value Index	40.53%	9.03%	10.31%
Russell 2000 Index	34.18%	7.11%	10.64%
*The Fund
compares
its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 434,459,777
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 2,316,408
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 434,459,777
Number of fund holdings	424
Total advisory fees paid for the year	$ 2,316,408
Portfolio turnover rate for the year	120%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Banks	17.4%
Oil, Gas & Consumable Fuels	4.9%
Machinery	4.2%
Insurance	3.8%
Software	3.7%
Biotechnology	3.6%
Hotel & Resort REITs	3.5%
Health Care Providers & Services	3.2%
Electronic Equipment, Instruments & Components	2.8%
Consumer Finance	2.7%
Chemicals	2.6%
Specialty Retail	2.5%
Pharmaceuticals	2.4%
Retail REITs	2.2%
Gas Utilities	2.1%
Professional Services	2.0%
Financial Services	2.0%
Commercial Services & Supplies	1.9%
Energy Equipment & Services	1.6%
Electric Utilities	1.6%
Real Estate Management & Development	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Metals & Mining	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Automobile Components	1.2%
Hotels, Restaurants & Leisure	1.2%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Industry Classification	% of Net Assets
Marine Transportation	1.2%
Building Products	1.1%
Diversified Consumer Services	1.1%
Communications Equipment	1.0%
Consumer Staples Distribution & Retail	1.0%
Interactive Media & Services	1.0%
Diversified REITs	1.0%
Passenger Airlines	0.9%
Aerospace & Defense	0.9%
Construction & Engineering	0.9%
Specialized REITs	0.8%
Life Sciences Tools & Services	0.7%
Multi-Utilities	0.7%
Household Products	0.6%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Household Durables	0.5%
Containers & Packaging	0.5%
Trading Companies & Distributors	0.5%
Others*	3.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Small-Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class C
Trading Symbol	TRACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class C	$377	3.14%

Expenses Paid, Amount	$ 377
Expense Ratio, Percent	3.14%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Small-cap stocks rebounded strongly after several years of lagging larger companies, as improving earnings, easing interest rate pressures, and attractive valuations renewed investor interest in the small-cap space. U.S. small-cap stocks (as measured by the Russell 2000 Index)
gained more than 34%, outpacing the large-cap Russell 1000 Index’s nearly 19% gain. Among small-cap stocks, the Russell 2000 Value Index surged by over 40%, significantly outpacing the Russell 2000 Growth Index’s gain of more than 28%.
■
The Fund’s emphasis on attractively valued companies with solid business prospects drove outperformance, as the Fund outpaced the Russell
2000 Value Index in seven of the 11 sectors.
■
The most substantial positive contributions came from stock selection across multiple industries in the financials, industrials, and real estate sectors, as well as an underweight to homebuilders within the consumer discretionary sector.
■
The most significant detractors came from information technology and health care. Underweights to select AI-related semiconductor and software companies weighed on results as AI infrastructure spending continued to support strong performance, while an underweight to biotechnology detracted amid broad industry strength.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	38.91%	8.77%	8.38%
Class C without sales charges	39.91%	8.77%	8.38%
S&P 500 Index*	19.56%	12.86%	15.08%
Russell 2000 Value Index	40.53%	9.03%	10.31%
Russell 2000 Index	34.18%	7.11%	10.64%
*The Fund compares its performance against
this b
road-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 434,459,777
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 2,316,408
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$434,459,777
Number of fund holdings	424
Total advisory fees paid for the year	$2,316,408
Portfolio turnover rate for the year	120%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Banks	17.4%
Oil, Gas & Consumable Fuels	4.9%
Machinery	4.2%
Insurance	3.8%
Software	3.7%
Biotechnology	3.6%
Hotel & Resort REITs	3.5%
Health Care Providers & Services	3.2%
Electronic Equipment, Instruments & Components	2.8%
Consumer Finance	2.7%
Chemicals	2.6%
Specialty Retail	2.5%
Pharmaceuticals	2.4%
Retail REITs	2.2%
Gas Utilities	2.1%
Professional Services	2.0%
Financial Services	2.0%
Commercial Services & Supplies	1.9%
Energy Equipment & Services	1.6%
Electric Utilities	1.6%
Real Estate Management & Development	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Metals & Mining	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Automobile Components	1.2%
Hotels, Restaurants & Leisure	1.2%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Industry Classification	% of Net Assets
Marine Transportation	1.2%
Building Products	1.1%
Diversified Consumer Services	1.1%
Communications Equipment	1.0%
Consumer Staples Distribution & Retail	1.0%
Interactive Media & Services	1.0%
Diversified REITs	1.0%
Passenger Airlines	0.9%
Aerospace & Defense	0.9%
Construction & Engineering	0.9%
Specialized REITs	0.8%
Life Sciences Tools & Services	0.7%
Multi-Utilities	0.7%
Household Products	0.6%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Household Durables	0.5%
Containers & Packaging	0.5%
Trading Companies & Distributors	0.5%
Others*	3.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2025:
■
For the year ended July 31, 2026, total annual Fund operating expenses for Class C shares, after waivers and/or expense reimbursement, increased from 2.76% in the year ended July 31, 2025 to 3.14% primarily due to a decrease in Fund's net assets.

Material Fund Change Risks Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2025:
■
For the year ended July 31, 2026, total annual Fund operating expenses for Class C shares, after waivers and/or expense reimbursement, increased from 2.76% in the year ended July 31, 2025 to 3.14% primarily due to a decrease in Fund's net assets.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at pgim.com/mutual-fund-documents or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM Quant Solutions Small-Cap Value Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class R
Trading Symbol	TSVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R	$155	1.28%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Small-cap stocks rebounded strongly after several years of lagging larger companies, as improving earnings, easing interest rate pressures, and attractive valuations renewed investor interest in the small-cap space. U.S. small-cap stocks (as measured by the Russell 2000 Index)
gained more than 34%, outpacing the large-cap Russell 1000 Index’s nearly 19% gain. Among small-cap stocks, the Russell 2000 Value Index surged by over 40%, significantly outpacing the Russell 2000 Growth Index’s gain of more than 28%.
■
The Fund’s emphasis on attractively valued companies with solid business prospects drove outperformance, as the Fund outpaced the Russell
2000 Value Index in seven of the 11 sectors.
■
The most substantial positive contributions came from stock selection across multiple industries in the financials, industrials, and real estate sectors, as well as an underweight to homebuilders within the consumer discretionary sector.
■
The most significant detractors came from information technology and health care. Underweights to select AI-related semiconductor and software companies weighed on results as AI infrastructure spending continued to support strong performance, while an underweight to biotechnology detracted amid broad industry strength.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	42.55%	10.24%	9.51%
S&P 500 Index*	19.56%	12.86%	15.08%
Russell 2000 Value Index	40.53%	9.03%	10.31%
Russell 2000 Index	34.18%	7.11%	10.64%
*The Fund compares i
ts
performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 434,459,777
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 2,316,408
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 434,459,777
Number of fund holdings	424
Total advisory fees paid for the year	$ 2,316,408
Portfolio turnover rate for the year	120%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Banks	17.4%
Oil, Gas & Consumable Fuels	4.9%
Machinery	4.2%
Insurance	3.8%
Software	3.7%
Biotechnology	3.6%
Hotel & Resort REITs	3.5%
Health Care Providers & Services	3.2%
Electronic Equipment, Instruments & Components	2.8%
Consumer Finance	2.7%
Chemicals	2.6%
Specialty Retail	2.5%
Pharmaceuticals	2.4%
Retail REITs	2.2%
Gas Utilities	2.1%
Professional Services	2.0%
Financial Services	2.0%
Commercial Services & Supplies	1.9%
Energy Equipment & Services	1.6%
Electric Utilities	1.6%
Real Estate Management & Development	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Metals & Mining	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Automobile Components	1.2%
Hotels, Restaurants & Leisure	1.2%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Industry Classification	% of Net Assets
Marine Transportation	1.2%
Building Products	1.1%
Diversified Consumer Services	1.1%
Communications Equipment	1.0%
Consumer Staples Distribution & Retail	1.0%
Interactive Media & Services	1.0%
Diversified REITs	1.0%
Passenger Airlines	0.9%
Aerospace & Defense	0.9%
Construction & Engineering	0.9%
Specialized REITs	0.8%
Life Sciences Tools & Services	0.7%
Multi-Utilities	0.7%
Household Products	0.6%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Household Durables	0.5%
Containers & Packaging	0.5%
Trading Companies & Distributors	0.5%
Others*	3.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Small-Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class Z
Trading Symbol	TASVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class Z	$97	0.80%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Small-cap stocks rebounded strongly after several years of lagging larger companies, as improving earnings, easing interest rate pressures, and attractive valuations renewed investor interest in the small-cap space. U.S. small-cap stocks (as measured by the Russell 2000 Index)
gained more than 34%, outpacing the large-cap Russell 1000 Index’s nearly 19% gain. Among small-cap stocks, the Russell 2000 Value Index surged by over 40%, significantly outpacing the Russell 2000 Growth Index’s gain of more than 28%.
■
The Fund’s emphasis on attractively valued companies with solid business prospects drove outperformance, as the Fund outpaced the Russell
2000 Value Index in seven of the 11 sectors.
■
The most substantial positive contributions came from stock selection across multiple industries in the financials, industrials, and real estate sectors, as well as an underweight to homebuilders within the consumer discretionary sector.
■
The most significant detractors came from information technology and health care. Underweights to select AI-related semiconductor and software companies weighed on results as AI infrastructure spending continued to support strong performance, while an underweight to biotechnology detracted amid broad industry strength.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	43.29%	10.78%	10.09%
S&P 500 Index*	19.56%	12.86%	15.08%
Russell 2000 Value Index	40.53%	9.03%	10.31%
Russell 2000 Index	34.18%	7.11%	10.64%
*The Fund compares its performance
against
this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 434,459,777
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 2,316,408
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$434,459,777
Number of fund holdings	424
Total advisory fees paid for the year	$2,316,408
Portfolio turnover rate for the year	120%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Banks	17.4%
Oil, Gas & Consumable Fuels	4.9%
Machinery	4.2%
Insurance	3.8%
Software	3.7%
Biotechnology	3.6%
Hotel & Resort REITs	3.5%
Health Care Providers & Services	3.2%
Electronic Equipment, Instruments & Components	2.8%
Consumer Finance	2.7%
Chemicals	2.6%
Specialty Retail	2.5%
Pharmaceuticals	2.4%
Retail REITs	2.2%
Gas Utilities	2.1%
Professional Services	2.0%
Financial Services	2.0%
Commercial Services & Supplies	1.9%
Energy Equipment & Services	1.6%
Electric Utilities	1.6%
Real Estate Management & Development	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Metals & Mining	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Automobile Components	1.2%
Hotels, Restaurants & Leisure	1.2%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Industry Classification	% of Net Assets
Marine Transportation	1.2%
Building Products	1.1%
Diversified Consumer Services	1.1%
Communications Equipment	1.0%
Consumer Staples Distribution & Retail	1.0%
Interactive Media & Services	1.0%
Diversified REITs	1.0%
Passenger Airlines	0.9%
Aerospace & Defense	0.9%
Construction & Engineering	0.9%
Specialized REITs	0.8%
Life Sciences Tools & Services	0.7%
Multi-Utilities	0.7%
Household Products	0.6%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Household Durables	0.5%
Containers & Packaging	0.5%
Trading Companies & Distributors	0.5%
Others*	3.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class R2
Trading Symbol	PSVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R2	$138	1.14%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Small-cap stocks rebounded strongly after several years of lagging larger companies, as improving earnings, easing interest rate pressures, and attractive valuations renewed investor interest in the small-cap space. U.S. small-cap stocks (as measured by the Russell 2000 Index)
gained more than 34%, outpacing the large-cap Russell 1000 Index’s nearly 19% gain. Among small-cap stocks, the Russell 2000 Value Index surged by over 40%, significantly outpacing the Russell 2000 Growth Index’s gain of more than 28%.
■
The Fund’s emphasis on attractively valued companies with solid business prospects drove outperformance, as the Fund outpaced the Russell
2000 Value Index in seven of the 11 sectors.
■
The most substantial positive contributions came from stock selection across multiple industries in the financials, industrials, and real estate sectors, as well as an underweight to homebuilders within the consumer discretionary sector.
■
The most significant detractors came from information technology and health care. Underweights to select AI-related semiconductor and software companies weighed on results as AI infrastructure spending continued to support strong performance, while an underweight to biotechnology detracted amid broad industry strength.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	42.72%	10.41%	8.04% (12/28/2017)
S&P 500 Index*	19.56%	12.86%	14.58%
Russell 2000 Value Index	40.53%	9.03%	9.03%
Russell 2000 Index	34.18%	7.11%	9.27%
*The
Fund
compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 434,459,777
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 2,316,408
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 434,459,777
Number of fund holdings	424
Total advisory fees paid for the year	$ 2,316,408
Portfolio turnover rate for the year	120%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Banks	17.4%
Oil, Gas & Consumable Fuels	4.9%
Machinery	4.2%
Insurance	3.8%
Software	3.7%
Biotechnology	3.6%
Hotel & Resort REITs	3.5%
Health Care Providers & Services	3.2%
Electronic Equipment, Instruments & Components	2.8%
Consumer Finance	2.7%
Chemicals	2.6%
Specialty Retail	2.5%
Pharmaceuticals	2.4%
Retail REITs	2.2%
Gas Utilities	2.1%
Professional Services	2.0%
Financial Services	2.0%
Commercial Services & Supplies	1.9%
Energy Equipment & Services	1.6%
Electric Utilities	1.6%
Real Estate Management & Development	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Metals & Mining	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Automobile Components	1.2%
Hotels, Restaurants & Leisure	1.2%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Industry Classification	% of Net Assets
Marine Transportation	1.2%
Building Products	1.1%
Diversified Consumer Services	1.1%
Communications Equipment	1.0%
Consumer Staples Distribution & Retail	1.0%
Interactive Media & Services	1.0%
Diversified REITs	1.0%
Passenger Airlines	0.9%
Aerospace & Defense	0.9%
Construction & Engineering	0.9%
Specialized REITs	0.8%
Life Sciences Tools & Services	0.7%
Multi-Utilities	0.7%
Household Products	0.6%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Household Durables	0.5%
Containers & Packaging	0.5%
Trading Companies & Distributors	0.5%
Others*	3.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class R4
Trading Symbol	PSVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R4	$108	0.89%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Small-cap stocks rebounded strongly after several years of lagging larger companies, as improving earnings, easing interest rate pressures, and attractive valuations renewed investor interest in the small-cap space. U.S. small-cap stocks (as measured by the Russell 2000 Index) gained more than 34%, outpacing the large-cap Russell 1000 Index’s nearly 19% gain. Among small-cap stocks, the Russell 2000 Value Index surged by over 40%, significantly outpacing the Russell 2000 Growth Index’s gain of more than 28%.
■
The Fund’s emphasis on attractively valued companies with solid business prospects drove outperformance, as the Fund outpaced the Russell 2000 Value Index in seven of the 11 sectors.
■
The most substantial positive contributions came from stock selection across multiple industries in the financials, industrials, and real estate sectors, as well as an underweight to homebuilders within the consumer discretionary sector.
■
The most significant detractors came from information technology and health care. Underweights to select AI-related semiconductor and software companies weighed on results as AI infrastructure spending continued to support strong performance, while an underweight to biotechnology detracted amid broad industry strength.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	43.14%	10.68%	8.32% (12/28/2017)
S&P 500 Index*	19.56%	12.86%	14.58%
Russell 2000 Value Index	40.53%	9.03%	9.03%
Russell 2000 Index	34.18%	7.11%	9.27%
*The
Fund
compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 434,459,777
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 2,316,408
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 434,459,777
Number of fund holdings	424
Total advisory fees paid for the year	$ 2,316,408
Portfolio turnover rate for the year	120%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Banks	17.4%
Oil, Gas & Consumable Fuels	4.9%
Machinery	4.2%
Insurance	3.8%
Software	3.7%
Biotechnology	3.6%
Hotel & Resort REITs	3.5%
Health Care Providers & Services	3.2%
Electronic Equipment, Instruments & Components	2.8%
Consumer Finance	2.7%
Chemicals	2.6%
Specialty Retail	2.5%
Pharmaceuticals	2.4%
Retail REITs	2.2%
Gas Utilities	2.1%
Professional Services	2.0%
Financial Services	2.0%
Commercial Services & Supplies	1.9%
Energy Equipment & Services	1.6%
Electric Utilities	1.6%
Real Estate Management & Development	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Metals & Mining	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Automobile Components	1.2%
Hotels, Restaurants & Leisure	1.2%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Industry Classification	% of Net Assets
Marine Transportation	1.2%
Building Products	1.1%
Diversified Consumer Services	1.1%
Communications Equipment	1.0%
Consumer Staples Distribution & Retail	1.0%
Interactive Media & Services	1.0%
Diversified REITs	1.0%
Passenger Airlines	0.9%
Aerospace & Defense	0.9%
Construction & Engineering	0.9%
Specialized REITs	0.8%
Life Sciences Tools & Services	0.7%
Multi-Utilities	0.7%
Household Products	0.6%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Household Durables	0.5%
Containers & Packaging	0.5%
Trading Companies & Distributors	0.5%
Others*	3.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Small-Cap Value Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	TSVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R6	$83	0.68%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Small-cap stocks rebounded strongly after several years of lagging larger companies, as improving earnings, easing interest rate pressures, and attractive valuations renewed investor interest in the small-cap space. U.S. small-cap stocks (as measured by the Russell 2000 Index) gained more than 34%, outpacing the large-cap Russell 1000 Index’s nearly 19% gain. Among small-cap stocks, the Russell 2000 Value Index surged by over 40%, significantly outpacing the Russell 2000 Growth Index’s gain of more than 28%.
■
The Fund’s emphasis on attractively valued companies with solid business prospects drove outperformance, as the Fund outpaced the Russell 2000 Value Index in seven of the 11 sectors.
■
The most substantial positive contributions came from stock selection across multiple industries in the financials, industrials, and real estate sectors, as well as an underweight to homebuilders within the consumer discretionary sector.
■
The most significant detractors came from information technology and health care. Underweights to select AI-related semiconductor and software companies weighed on results as AI infrastructure spending continued to support strong performance, while an underweight to biotechnology detracted amid broad industry strength.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	43.45%	10.92%	10.20%
S&P 500 Index*	19.56%	12.86%	15.08%
Russell 2000 Value Index	40.53%	9.03%	10.31%
Russell 2000 Index	34.18%	7.11%	10.64%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 434,459,777
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 2,316,408
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 434,459,777
Number of fund holdings	424
Total advisory fees paid for the year	$ 2,316,408
Portfolio turnover rate for the year	120%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Industry Classification	% of Net Assets
Banks	17.4%
Oil, Gas & Consumable Fuels	4.9%
Machinery	4.2%
Insurance	3.8%
Software	3.7%
Biotechnology	3.6%
Hotel & Resort REITs	3.5%
Health Care Providers & Services	3.2%
Electronic Equipment, Instruments & Components	2.8%
Consumer Finance	2.7%
Chemicals	2.6%
Specialty Retail	2.5%
Pharmaceuticals	2.4%
Retail REITs	2.2%
Gas Utilities	2.1%
Professional Services	2.0%
Financial Services	2.0%
Commercial Services & Supplies	1.9%
Energy Equipment & Services	1.6%
Electric Utilities	1.6%
Real Estate Management & Development	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Metals & Mining	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Automobile Components	1.2%
Hotels, Restaurants & Leisure	1.2%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Industry Classification	% of Net Assets
Marine Transportation	1.2%
Building Products	1.1%
Diversified Consumer Services	1.1%
Communications Equipment	1.0%
Consumer Staples Distribution & Retail	1.0%
Interactive Media & Services	1.0%
Diversified REITs	1.0%
Passenger Airlines	0.9%
Aerospace & Defense	0.9%
Construction & Engineering	0.9%
Specialized REITs	0.8%
Life Sciences Tools & Services	0.7%
Multi-Utilities	0.7%
Household Products	0.6%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Household Durables	0.5%
Containers & Packaging	0.5%
Trading Companies & Distributors	0.5%
Others*	3.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Core Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class A
Trading Symbol	TPCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class A	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, fixed income credit spreads proved resilient and generally ended in historically tight ranges, supported by strong earnings despite heavy AI-related issuance and headline-driven volatility. Inflation moderated in the second half of 2025, allowing the U.S. Federal Reserve (“Fed”) to cut rates by 25 basis points in September, October, and December; however, inflation concerns resurfaced in the first half of 2026 amid the war with Iran and concerns about the impact of the closure of the Strait of Hormuz on oil supply. That stated, U.S. economic activity remained supported by AI-related investment, stronger-than expected consumption, and a labor market that showed signs of stabilization. Although more hawkish Fed communication led markets to reprice expectations toward a potential rate hike rather than a cut ahead of the July 2026 meeting, the Federal Open Market Committee (“FOMC”) held rates steady at a 3.50%–3.75% target range, and the long end of the U.S. Treasury curve steepened meaningfully as investors sought to reconcile inflation expectations with Fed policy.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”) during the period: overweights to the AAA collateralized loan obligation (CLO), AAA non-agency commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS), asset-backed securities (ABS), U.S. high-yield corporates, and emerging-markets high yield sectors, along with an underweight to the U.S. investment-grade corporate sector; security selection in U.S. investment-grade corporates, ABS, non-agency MBS, and U.S. Treasuries; credit positioning in technology, media & entertainment, and midstream energy; and duration positioning.
■
The following strategies detracted from performance relative to the Index during the period: yield curve positioning, security selection in MBS, and credit positioning in chemicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-0.72%	-1.27%	0.91%
Class A without sales charges	2.62%	-0.61%	1.25%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 2,442,053,198
Holdings Count | Holding	1,323
Advisory Fees Paid, Amount	$ 5,823,221
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,442,053,198
Number of fund holdings	1,323
Total advisory fees paid for the year	$ 5,823,221
Portfolio turnover rate for the year	117%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Credit Quality expressed as a percentage of total investments as of 7/31/2026 (%)
AAA	36.3
AA	33.8
A	10.0
BBB	12.3
BB	1.5
B	0.4
NR	5.0
Cash/Cash Equivalents	0.7
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
PGIM Core Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class C
Trading Symbol	TPCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class C	$146	1.45%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, fixed income credit spreads proved resilient and generally ended in historically tight ranges, supported by strong earnings despite heavy AI-related issuance and headline-driven volatility. Inflation moderated in the second half of 2025, allowing the U.S. Federal Reserve (“Fed”) to cut rates by 25 basis points in September, October, and December; however, inflation concerns resurfaced in the first half of 2026 amid the war with Iran and concerns about the impact of the closure of the Strait of Hormuz on oil supply. That stated, U.S. economic activity remained supported by AI-related investment, stronger-than expected consumption, and a labor market that showed signs of stabilization. Although more hawkish Fed communication led markets to reprice expectations toward a potential rate hike rather than a cut ahead of the July 2026 meeting, the Federal Open Market Committee (“FOMC”) held rates steady at a 3.50%–3.75% target range, and the long end of the U.S. Treasury curve steepened meaningfully as investors sought to reconcile inflation expectations with Fed policy.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”) during the period: overweights to the AAA collateralized loan obligation (CLO), AAA non-agency commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS), asset-backed securities (ABS), U.S. high-yield corporates, and emerging-markets high yield sectors, along with an underweight to the U.S. investment-grade corporate sector; security selection in U.S. investment-grade corporates, ABS, non-agency MBS, and U.S. Treasuries; credit positioning in technology, media & entertainment, and midstream energy; and duration positioning.
■
The following strategies detracted from performance relative to the Index during the period: yield curve positioning, security selection in MBS, and credit positioning in chemicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	0.70%	-1.41%	0.46%
Class C without sales charges	1.69%	-1.41%	0.46%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 2,442,053,198
Holdings Count | Holding	1,323
Advisory Fees Paid, Amount	$ 5,823,221
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,442,053,198
Number of fund holdings	1,323
Total advisory fees paid for the year	$ 5,823,221
Portfolio turnover rate for the year	117%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Credit Quality expressed as a percentage of total investments as of 7/31/2026 (%)
AAA	36.3
AA	33.8
A	10.0
BBB	12.3
BB	1.5
B	0.4
NR	5.0
Cash/Cash Equivalents	0.7
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
PGIM Core Bond Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class R
Trading Symbol	TPCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, fixed income credit spreads proved resilient and generally ended in historically tight ranges, supported by strong earnings despite heavy AI-related issuance and headline-driven volatility. Inflation moderated in the second half of 2025, allowing the U.S. Federal Reserve (“Fed”) to cut rates by 25 basis points in September, October, and December; however, inflation concerns resurfaced in the first half of 2026 amid the war with Iran and concerns about the impact of the closure of the Strait of Hormuz on oil supply. That stated, U.S. economic activity remained supported by AI-related investment, stronger-than expected consumption, and a labor market that showed signs of stabilization. Although more hawkish Fed communication led markets to reprice expectations toward a potential rate hike rather than a cut ahead of the July 2026 meeting, the Federal Open Market Committee (“FOMC”) held rates steady at a 3.50%–3.75% target range, and the long end of the U.S. Treasury curve steepened meaningfully as investors sought to reconcile inflation expectations with Fed policy.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”) during the period: overweights to the AAA collateralized loan obligation (CLO), AAA non-agency commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS), asset-backed securities (ABS), U.S. high-yield corporates, and emerging-markets high yield sectors, along with an underweight to the U.S. investment-grade corporate sector; security selection in U.S. investment-grade corporates, ABS, non-agency MBS, and U.S. Treasuries; credit positioning in technology, media & entertainment, and midstream energy; and duration positioning.
■
The following strategies detracted from performance relative to the Index during the period: yield curve positioning, security selection in MBS, and credit positioning in chemicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	2.19%	-0.92%	0.95%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 2,442,053,198
Holdings Count | Holding	1,323
Advisory Fees Paid, Amount	$ 5,823,221
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,442,053,198
Number of fund holdings	1,323
Total advisory fees paid for the year	$ 5,823,221
Portfolio turnover rate for the year	117%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Credit Quality expressed as a percentage of total investments as of 7/31/2026 (%)
AAA	36.3
AA	33.8
A	10.0
BBB	12.3
BB	1.5
B	0.4
NR	5.0
Cash/Cash Equivalents	0.7
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
PGIM Core Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class Z
Trading Symbol	TAIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class Z	$33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, fixed income credit spreads proved resilient and generally ended in historically tight ranges, supported by strong earnings despite heavy AI-related issuance and headline-driven volatility. Inflation moderated in the second half of 2025, allowing the U.S. Federal Reserve (“Fed”) to cut rates by 25 basis points in September, October, and December; however, inflation concerns resurfaced in the first half of 2026 given new rounds of tariffs and upward pressure on energy costs due to elevated geopolitical tensions in the Middle East. That stated, U.S. economic activity remained supported by AI-related investment, stronger-than expected consumption, and a labor market that showed signs of stabilization. Although more hawkish Fed communication led markets to reprice expectations toward a potential rate hike rather than a cut ahead of the July 2026 meeting, the Federal Open Market Committee (“FOMC”) held rates steady at a 3.50%–3.75% target range, and the long end of the U.S. Treasury curve steepened meaningfully.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”) during the period: overweights to the AAA collateralized loan obligation (CLO), AAA non-agency commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS), asset-backed securities (ABS), U.S. high-yield corporates, and emerging-markets high yield sectors, along with an underweight to the U.S. investment-grade corporate sector; security selection in U.S. investment-grade corporates, ABS, non-agency MBS, and U.S. Treasuries; credit positioning in technology, media & entertainment, and midstream energy; and duration positioning.
■
The following strategies detracted from performance relative to the Index during the period: yield curve positioning, security selection in MBS, and credit positioning in chemicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	2.95%	-0.30%	1.55%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 2,442,053,198
Holdings Count | Holding	1,323
Advisory Fees Paid, Amount	$ 5,823,221
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,442,053,198
Number of fund holdings	1,323
Total advisory fees paid for the year	$ 5,823,221
Portfolio turnover rate for the year	117%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Credit Quality expressed as a percentage of total investments as of 7/31/2026 (%)
AAA	36.3
AA	33.8
A	10.0
BBB	12.3
BB	1.5
B	0.4
NR	5.0
Cash/Cash Equivalents	0.7
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
PGIM Core Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class R6
Trading Symbol	TPCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R6	$32	0.32%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, fixed income credit spreads proved resilient and generally ended in historically tight ranges, supported by strong earnings despite heavy AI-related issuance and headline-driven volatility. Inflation moderated in the second half of 2025, allowing the
U.S. Federal Reserve (“Fed”) to cut rates by 25 basis points in September, October, and December; however, inflation concerns resurfaced in the first half of 2026 amid the war with Iran and concerns about the impact of the closure of the Strait of Hormuz on oil supply. That stated,
U.S. economic activity remained supported by AI-related investment, stronger-than expected consumption, and a labor market that showed signs of stabilization. Although more hawkish Fed communication led markets to reprice expectations toward a potential rate hike rather than a cut ahead of the July 2026 meeting, the Federal Open Market Committee (“FOMC”) held rates steady at a 3.50%–3.75% target range, and the long end of the U.S. Treasury curve steepened meaningfully as investors sought to reconcile inflation expectations with Fed policy.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”) during the period: overweights to the AAA collateralized loan obligation (CLO), AAA non-agency commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS), asset-backed securities (ABS), U.S. high-yield corporates, and emerging-markets high yield sectors, along with an underweight to the U.S. investment-grade corporate sector; security selection in U.S. investment-grade corporates, ABS, non-agency
MBS, and U.S. Treasuries; credit positioning in technology, media & entertainment, and midstream energy; and duration positioning.
■
The following strategies detracted from performance relative to the Index during the period: yield curve positioning, security selection in MBS, and credit positioning in chemicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	2.84%	-0.29%	1.58%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 2,442,053,198
Holdings Count | Holding	1,323
Advisory Fees Paid, Amount	$ 5,823,221
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,442,053,198
Number of fund holdings	1,323
Total advisory fees paid for the year	$ 5,823,221
Portfolio turnover rate for the year	117%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Credit Quality expressed as a percentage of total investments as of 7/31/2026 (%)
AAA	36.3
AA	33.8
A	10.0
BBB	12.3
BB	1.5
B	0.4
NR	5.0
Cash/Cash Equivalents	0.7
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.